Share-based compensation reserve (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of detailed information about reserves within equity

Share based compensation reserve
€m
Balance as of January 1, 2022	6.9
Non-Executive Director restricted share awards charge	0.6
Directors and Senior Management share awards charge	6.6
Other awards share awards charge	0.9
Shares issued upon vesting of awards	(0.4)
Reclassification of awards for settlement of tax liabilities	(0.8)
Balance as of December 31, 2022	13.8

Founder Preferred Shares Dividend Reserve
€m
Balance as of January 1, 2022	166.0
Transferred to retained earnings	(166.0)
Balance as of December 31, 2022	—